Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Trade and other receivables [abstract]
Trade receivables	$ 1,645	$ 2,358
Provision for impairment	(183)	(22)
Trade Receivables Net	1,462	2,336
Prepayments	6,304	2,959
Other receivables	368	762
Total current trade and other receivables	$ 8,134	$ 6,057